JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 2.9%
20,995	Trade Desk, Inc. (The), Class A(a)	$ 1,923,982

	APPAREL & TEXTILE PRODUCTS - 4.9%
4,740	Deckers Outdoor Corporation(a)	1,736,310
9,450	NIKE, Inc., Class B	1,575,032
		3,311,342
	ASSET MANAGEMENT - 3.5%
31,220	KKR & Company, Inc.	2,325,890

	BIOTECH & PHARMA - 6.0%
8,780	Eli Lilly & Company	2,425,212
14,495	Horizon Therapeutics plc(a)	1,561,981
		3,987,193
	E-COMMERCE DISCRETIONARY - 4.7%
939	Amazon.com, Inc.(a)	3,130,945

	ELECTRICAL EQUIPMENT - 2.9%
5,522	Generac Holdings, Inc.(a)	1,943,302

	ENGINEERING & CONSTRUCTION - 3.5%
20,163	Quanta Services, Inc.	2,311,890

	HEALTH CARE FACILITIES & SERVICES - 2.1%
3,725	Charles River Laboratories International, Inc.(a)	1,403,506

	INTERNET MEDIA & SERVICES - 9.3%
1,043	Alphabet, Inc., Class A(a)	3,021,613
5,335	Meta Platforms, Inc., Class A(a)	1,794,427
6,096	Roku, Inc.(a)	1,391,107
		6,207,147
	MEDICAL EQUIPMENT & DEVICES - 10.6%
2,711	Align Technology, Inc.(a)	1,781,615
8,240	Intuitive Surgical, Inc.(a)	2,960,631
3,503	Thermo Fisher Scientific, Inc.	2,337,342

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.6% (Continued)
		7,079,588
	RETAIL - DISCRETIONARY - 1.7%
2,077	RH(a)	$ 1,113,147

	SEMICONDUCTORS - 17.0%
12,793	Advanced Micro Devices, Inc.(a)	1,840,913
2,984	ASML Holding N.V.	2,375,682
4,069	Monolithic Power Systems, Inc.	2,007,360
8,046	NVIDIA Corporation	2,366,408
14,403	QUALCOMM, Inc.	2,633,876
		11,224,239
	SOFTWARE - 13.0%
3,949	Adobe, Inc.(a)	2,239,320
14,134	Microsoft Corporation	4,753,547
1,205	Shopify, Inc., Class A(a)	1,659,755
		8,652,622
	TECHNOLOGY HARDWARE - 7.5%
23,588	Apple, Inc.	4,188,521
6,015	Garmin Ltd.	819,063
		5,007,584
	TECHNOLOGY SERVICES - 9.9%
3,615	EPAM Systems, Inc.(a)	2,416,447
5,770	Gartner, Inc.(a)	1,929,026
12,055	PayPal Holdings, Inc.(a)	2,273,332
		6,618,805

	TOTAL COMMON STOCKS (Cost $45,967,455)	66,241,182

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
700,408	First American Government Obligations Fund, Class X, 0.03% (Cost $700,408)(b)	700,408

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	TOTAL INVESTMENTS - 100.6% (Cost $46,667,863)	$ 66,941,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(366,774)
	NET ASSETS - 100.0%	$ 66,574,816

LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.